Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

11. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following at the dates indicated:

	June 30, 2025	December 31, 2024
Accrued expenses and other current liabilities:
Accrued accounting and professional services costs	$2,294,770	$2,419,829
Provision for tax payable	539,339	-
Sales tax payable	532,350	452,508
Accrued legal costs	154,150	315,764
Excise tax payable	223,717	223,717
Accrued payroll and benefit costs	353,128	207,970
Accrued streaming service costs	44,983	51,308
Accrued subscription costs	46,620	46,759
Other current liabilities	216,569	173,163
Total accrued expenses and other current liabilities	$4,405,626	$3,891,018

12. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following at the dates indicated:

	December 31, 2024	December 31, 2023
Accrued expenses and other current liabilities:
Accrued accounting and professional services costs	$2,419,829	$1,511,889
Sales tax payable	452,508	314,873
Accrued legal costs	315,764	2,694,439
Excise tax payable	223,717	223,717
Accrued payroll and benefit costs	207,970	185,504
Accrued streaming service costs	51,308	37,765
Accrued subscription costs	46,759	22,110
Deposits	—	54,102
Other current liabilities	173,163	149,841
Total accrued expenses and other current liabilities	$3,891,018	$5,194,240